Note 3 - Fair Value Measurements (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Fair Value on a Recurring Basis
	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$264,193	$—	$264,193
Total assets	$—	$264,193	$—	$264,193

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$324,870	$—	$324,870
Total assets	$—	$324,870	$—	$324,870
Accrued warrant liability	$—	$—	$—	$—

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$324,870	$-	$324,870
Total assets	$-	$324,870	$-	$324,870
Liabilities:
Accrued warrant liability	$-	$-	$-	$-

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$452,301	$-	$452,301
Total assets	$-	$452,301	$-	$452,301
Liabilities:
Accrued warrant liability	$-	$-	$6,414	$6,414

Fair Value Assumptions
	December 31,
	2020	2019
Stock Price	$3.45	$0.60
Exercise Price	$20.40	$3.64 - 20.40
Term in years	0.04	1.04-1.60
Volatility	69.29%	84.59 - 98.24%
Annual rate of quarterly dividends	0%	0%
Discount rate- bond equivalent yield	0.00%	1.58 - 1.59%

Fair Value Unobservable Input Reconciliation
	Three Months Ended	Three Months Ended
	March 31, 2021	March 31, 2020
	Accrued Warrant Liability	Accrued Warrant Liability
Beginning Balance	$-	$6,414
Total (gains) or losses, realized and unrealized, included in earnings (1)	-	160,689
Settlements	-	(122,691)
Ending Balance	$-	$44,412

(1)
Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability. There were no realized gains or losses for the three months ended March 31, 2021 and 2020.

Year Ended December 31, 2020
Beginning Balance	$6,414
Total (gains) or losses, realized and unrealized, included in earnings (1)	426,130
Settlements	(432,544)
Balance at December 31, 2020	$-

Year Ended December 31, 2019
Beginning Balance	$78,637
Total (gains) or losses, realized and unrealized, included in earnings (1)	(72,223)
Balance at December 31, 2019	$6,414

(1)	Unrealized gains or losses related to the accrued warrant liability were included as change in value of warrant liability.

Fair Value Unobservable Inputs
	December 31, 2020
Description	Fair Value	Valuation Technique	Unobservable Input	Range in years
Accrued warrant liability	$-	Black-Scholes pricing model	Expected term	0.04